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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 31, 2006

Check here if Amendment [  ]; Amendment Number: ________
  This Amendment (Check only one):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:

      /s/ Marc Abel                  New York, New York         August 15, 2006
      --------------
        [Signature]                    [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $1,243,225
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                 FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                     VALUE        SH OR     SH/   PUT/  INVESTMENT   OTHER     ---------------------
  NAME OF ISSUER       TITLE OF CLASS    CUSIP      (X$1000)     PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------     --------------  ---------   ----------   ---------   ---   ----  ----------  --------   ----   ------   -----
American Standard            Com       029712106  $  32,440      749,700    SH             SOLE                SOLE
Autozone                     Com       053332102  $  39,276      445,300    SH             SOLE                SOLE
Ball Corp                    Com       058498106  $  13,601      367,200    SH             SOLE                SOLE
Beazer Homes USA, Inc.       Com       07556Q105  $  33,001      719,450    SH             SOLE                SOLE
Bed, Bath & Beyond           Com       075896100  $  24,947      752,100    SH             SOLE                SOLE
Black & Decker               Com       091797100  $  37,948      449,300    SH             SOLE                SOLE
Briggs & Stratton            Com       109043109  $   5,488      176,400    SH             SOLE                SOLE
Brunswick Corp.              Com       117043109  $  18,520      557,000    SH             SOLE                SOLE
CSK Auto                     Com       125965103  $  20,132    1,681,900    SH             SOLE                SOLE
Chemtura Corp.               Com       163893100  $  12,968    1,388,400    SH             SOLE                SOLE
Crown Holdings               Com       228368106  $  44,557    2,861,700    SH             SOLE                SOLE
Eaton Corp                   Com       278058102  $  27,941      370,570    SH             SOLE                SOLE
Finish Line                  CL-A      317923100  $  19,052    1,610,511    SH             SOLE                SOLE
Fisher Scientific            Com       338032204  $  28,964      396,500    SH             SOLE                SOLE
Footlocker                   Com       344849104  $  46,308    1,890,900    SH             SOLE                SOLE
Horton (D.R.)                Com       23331A109  $  40,988    1,720,725    SH             SOLE                SOLE
Illinois Tool Works          Com       452308109  $  25,470      536,200    SH             SOLE                SOLE
ITT Industries               Com       450911102  $   3,737       75,500    SH             SOLE                SOLE
JLG Industries               Com       466210101  $  11,235      499,103    SH             SOLE                SOLE
KB Homes                     Com       48666K109  $  31,540      687,900    SH             SOLE                SOLE
L-3 Communications
  Holdings                   Com       502424104  $  25,575      339,100    SH             SOLE                SOLE
Laidlaw                      Com       50730R102  $  16,372      649,700    SH             SOLE                SOLE
Lifepoint Hospitals          Com       53219L109  $  25,446      791,967    SH             SOLE                SOLE
Liz Claiborne                Com       539320101  $  27,591      744,500    SH             SOLE                SOLE
Lubrizol Corp.               Com       549271104  $  34,497      865,675    SH             SOLE                SOLE
Masco Corp.                  Com       574599106  $  45,582    1,537,850    SH             SOLE                SOLE
Mirant Corp                  Com       60467R100  $  34,317    1,280,500    SH             SOLE                SOLE
Nike Inc                     CL-B      654106103  $  41,905      517,350    SH             SOLE                SOLE
Pacific Sunwear
  of California              Com       694873100  $  39,066    2,178,801    SH             SOLE                SOLE
Parker Hannfin               Com       701094104  $  10,352      133,400    SH             SOLE                SOLE
PPG Industries Inc.          Com       693506107  $  14,467      219,200    SH             SOLE                SOLE
Pentair Inc.                 Com       709631105  $  19,666      575,200    SH             SOLE                SOLE
Petco Animal Supplies Inc.   Com       716016209  $  39,276    1,922,468    SH             SOLE                SOLE
Radioshack Corp.             Com       750438103  $   2,100      150,000    SH             SOLE                SOLE
Royal Carribean              Com    LR0008862868  $  27,490      718,680    SH             SOLE                SOLE
RPM International Inc.       Com       749685103  $  17,275      959,700    SH             SOLE                SOLE
RR Donnelly & Sons Co.       Com       257867101  $  40,740    1,275,100    SH             SOLE                SOLE
Ruby Tuesday                 Com       781182100  $  19,945      817,100    SH             SOLE                SOLE
Standard Pacific             Com       85375C101  $  33,700    1,311,280    SH             SOLE                SOLE
Triad Hospitals              Com       89579K109  $  40,158    1,014,600    SH             SOLE                SOLE
Tuesday Morning              Com       899035505  $  17,106    1,300,800    SH             SOLE                SOLE
United Healthcare Group      Com       91324P102  $  44,928    1,003,300    SH             SOLE                SOLE
Wellpoint Inc.               Com       94973V107  $  14,161      194,600    SH             SOLE                SOLE
Yankee Candle Co.            Com       984757104  $  30,927    1,236,600    SH             SOLE                SOLE
YRC Worldwide Inc.           Com       984249102  $  44,918    1,066,688    SH             SOLE                SOLE
Zale Corp.                   Com       988858106  $  17,552      728,600    SH             SOLE                SOLE